Financial assets, liabilities and financial result (excluding Orange Bank) - Other gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interests on debts related to financed assets	€ (1)
Interests on lease liabilities	(122)
Effects resulting from BT stake	(119)	€ (51)	€ (372)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Effects resulting from BT stake	(119)	(51)	(372)
Other gains and (losses), foreign exchange gains and (losses) on receivables, supplier payables and associated derivative hedges	€ (7)	€ 3	€ (13)